Shareholders Equity (Details) $ in Millions	12 Months Ended
Jun. 30, 2021 ARS ($)
Statement [Line Items]
Par Value	$ 541,230,019
Subscribed Issued And Paid Up Ordinary And Extraordinary Shareholders Meeting [Member] | 10.26.20
Statement [Line Items]
Par Value	$ 541,104,005
Registered Date	Apr. 21, 2019
Subscribed Issued And Paid Up Ordinary And Extraordinary Shareholders Meeting [Member] | 08.31.95
Statement [Line Items]
Par Value	$ 9,460
Registered Date	Mar. 15, 1996
Subscribed Issued And Paid Up Ordinary And Extraordinary Shareholders Meeting [Member] | 10.29.96
Statement [Line Items]
Par Value	$ 16,000
Registered Date	May 15, 1998
Subscribed Issued And Paid Up Ordinary And Extraordinary Shareholders Meeting [Member] | 03.10.98
Statement [Line Items]
Par Value	$ 38,000
Registered Date	Oct. 21, 1999
Subscribed Issued And Paid Up Ordinary And Extraordinary Shareholders Meeting [Member] | 08.06.99
Statement [Line Items]
Par Value	$ 6,500
Registered Date	May 07, 2002
Subscribed Issued And Paid Up Board Of Directors Meeting [Member] | 03.13.13
Statement [Line Items]
Par Value	$ 25
Registered Date	Jan. 15, 2016
Subscribed Issued And Paid Up Board Of Directors Meeting [Member] | 06.28.04
Statement [Line Items]
Par Value	$ 8,206
Registered Date	May 04, 2005
Subscribed Issued And Paid Up Board Of Directors Meeting [Member] | 11.16.10
Statement [Line Items]
Par Value	$ 47,755
Registered Date	Mar. 02, 2011
Subscribed Issued And Paid Up Board Of Directors Meeting [Member] | 09.22.11
Statement [Line Items]
Par Value	$ 28
Registered Date	Jan. 04, 2012
Subscribed Issued And Paid Up Extraordinary Shareholders Meeting [Member] | 10.29.87 [Member]
Statement [Line Items]
Par Value	$ 1
Registered Date	Dec. 29, 1987
Subscribed Issued And Paid Up Extraordinary Shareholders Meeting [Member] | 10.26.88
Statement [Line Items]
Par Value	$ 1
Registered Date	Dec. 29, 1988
Subscribed Issued And Paid Up Extraordinary Shareholders Meeting [Member] | 10.25.89
Statement [Line Items]
Par Value	$ 38
Registered Date	Feb. 05, 1990